TWEEDY, BROWNE VALUE FUND
Tweedy, Browne Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.38%
[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund's cash balances are invested.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Expense Example, with Redemption, One Year	140
Expense Example, with Redemption, Three Years	437
Expense Example, with Redemption, Five Years	755
Expense Example, with Redemption, Ten Years	1,657

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2014, the Fund’s portfolio turnover rate was 7%.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value
  low price-to-earnings ratio
  low price-to-cash-flow ratio
  above-average dividend yield
  low price-to-sales ratio as compared to other companies in the same industry low corporate leverage
  low share price
  purchases of a company’s own stock by the company’s officers and directors company share repurchases
  a stock price that has declined significantly from its previous high price and/or small market capitalization.
The Fund invests primarily in undervalued U.S. and foreign equity securities. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its perceived foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries with some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.
Principal Risks
The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Smaller Companies.  The Fund may invest to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities.  The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. For the period from the Fund’s inception through 2006, the Adviser chose the S&P 500 Stock Index as the relevant market benchmark for the Fund. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% in U.S. securities, and so the Adviser chose the MSCI World Index (Hedged to U.S. $) as the most relevant benchmark for the Fund for periods starting in January 2007. Effective as of July 29, 2013, the Fund removed the 50% requirement and continues to use the MSCI World Index (Hedged to U.S. $) as the most relevant index for the Fund. The S&P 500/MSCI World Index (Hedged to U.S. $) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S. $), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods December 8, 1993 through December 31, 2006, and continuing with the performance of the MSCI World Index (Hedged to U.S. $), beginning January 1, 2007 and thereafter. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Value Fund Calendar Year Total Returns
[1]	The 2014 year-to-date return for the Value Fund through June 30, 2014 was 7.40%.

As of December 31, 2013
Best Quarterly Return (10 year period and since inception)	16.18% (2nd quarter, 2009)

Worst Quarterly Return (10 year period)	(15.56)% (4th quarter, 2008)

Worst Quarterly Return (since inception)	(17.42)% (3rd quarter, 2002)

Average Annual Total Return for Periods Ended December 31, 2013
Average Annual Total Returns TWEEDY, BROWNE VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Tweedy, Browne Value Fund	22.68%	14.43%	6.43%	9.09%	Dec. 08, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions	20.81%	13.56%	5.34%	8.14%	Dec. 08, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions and Sale of Fund Shares	14.37%	11.76%	5.29%	7.71%	Dec. 08, 1993
S&P 500/MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	28.69%	14.47%	5.58%	8.27%	Dec. 08, 1993
MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	28.69%	14.47%	6.76%	7.27%	Dec. 08, 1993
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%	9.20%	Dec. 08, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from December 8, 1993 through March 31, 1999.